Derivative Instruments and Hedging Activities - Schedule of Gross Amounts of Derivative Assets and Derivative Liabilities (Detail) (Not Designated as Hedging Instruments [Member], USD $)
In Thousands, unless otherwise specified
	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Not Designated as Hedging Instruments [Member]
Derivative Asset [Abstract]
Gross amounts recognized	$ 12,341		$ 14,012		$ 24,262
Gross amounts offset	(216)		(314)		(514)
Net amounts presented in the Consolidated Balance Sheets	12,125		13,698		23,748
Gross amounts not offset	0	[1]	0	[1]		[1]
Net Amount	12,125		13,698		23,748
Derivative Liability [Abstract]
Gross amounts recognized	12,319		13,961		24,036
Gross amounts offset	(216)		(314)		(514)
Net amounts presented in the Consolidated Balance Sheets	12,103		13,647		23,522
Gross amounts not offset	(11,492)	[1]	(12,611)	[1]	(19,595)	[1]
Net Amount	$ 611		$ 1,036		$ 3,927

[1]	Amounts represent posted collateral.